Equipment and right of use assets - Disclosure of equipment and right of use assets (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 341,163
Property, plant and equipment at end of period	243,249	$ 341,163
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	534,985	184,343
Additions	0	350,642
Property, plant and equipment at end of period	534,985	534,985
Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	193,822	113,899
Charge for the year	97,914	79,923
Property, plant and equipment at end of period	291,736	193,822
Right-of-use assets - leases [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	281,975
Property, plant and equipment at end of period	195,211	281,975
Right-of-use assets - leases [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	347,048	0
Additions	0	347,048
Property, plant and equipment at end of period	347,048	347,048
Right-of-use assets - leases [Member] | Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	65,073	0
Charge for the year	86,764	65,073
Property, plant and equipment at end of period	151,837	65,073
Motor Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	15,286
Property, plant and equipment at end of period	10,701	15,286
Motor Vehicles [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	45,652	45,652
Additions	0	0
Property, plant and equipment at end of period	45,652	45,652
Motor Vehicles [Member] | Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	30,366	23,818
Charge for the year	4,585	6,548
Property, plant and equipment at end of period	34,951	30,366
Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	38,009
Property, plant and equipment at end of period	32,623	38,009
Computer equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	78,294	76,207
Additions	0	2,087
Property, plant and equipment at end of period	78,294	78,294
Computer equipment [Member] | Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	40,285	33,265
Charge for the year	5,386	7,020
Property, plant and equipment at end of period	45,671	40,285
Exploration and office equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	5,893
Property, plant and equipment at end of period	4,714	5,893
Exploration and office equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	63,991	62,484
Additions	0	1,507
Property, plant and equipment at end of period	63,991	63,991
Exploration and office equipment [Member] | Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	58,098	56,816
Charge for the year	1,179	1,282
Property, plant and equipment at end of period	$ 59,277	$ 58,098